JUNDT                                               ----------------------------
      FUNDS
                                                          SUPPLEMENT DATED
SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)          APRIL 2, 2001 TO
                                                          PROSPECTUS DATED
                                                     JULY 1, 2000, SUPPLEMENTED
                                                          NOVEMBER 1, 2000

                                                    ----------------------------



U.S. EMERGING GROWTH FUND RE-OPENED TO NEW INVESTORS

         Effective April 1, 2001, Jundt U.S. Emerging Growth Fund will be reopened to new investors. U.S. Emerging Growth Fund was closed to new investors on April 30, 2000.










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